Pensions and Other Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [Abstract]
Disclosure of net benefit obligation

Defined Benefit Obligations	DB Pension Plans		OPEB Plans
($ millions)	2020	2019	2020	2019
Beginning of year	39	79	201	199
Current service cost	—	—	9	10
Interest cost	1	2	6	7
Benefits paid	(2)	(3)	(5)	(4)
Past service cost	—	3	—	(29)
Settlements	—	(49)	—	—
Remeasurements
Actuarial gain – experience	—	—	(1)	(1)
Actuarial loss – financial assumptions	4	9	14	20
Effect of changes in foreign exchange rates	(1)	(2)	—	(1)
End of year	41	39	224	201

Fair Value of Plan Assets	DB Pension Plans		OPEB Plans
($ millions)	2020	2019	2020	2019
Beginning of year	31	71	—	—
Contributions by employer	—	(1)	3	2
Benefits paid	(2)	(3)	(3)	(2)
Interest income	1	2	—	—
Return on plan assets greater than discount rate	3	16	—	—
Settlements	—	(52)	—	—
Effect of changes in foreign exchange rates	(1)	(2)	—	—
End of year	32	31	—	—

Funded status	DB Pension Plans		OPEB Plans
($ millions)	2020	2019	2020	2019
Net liability	(9)	(8)	(224)	(201)

Disclosure of pension plan assets
The composition of the DB Pension Plan assets at December 31, 2020 and 2019 was as follows:

DB Pension Plan Assets
(percent)	Target allocation range	2020	2019
Money market type funds	—	—	—
Equity securities	35	35	35
Debt securities	65	65	65

Disclosure of a defined benefit amount recognized in net earnings and OCI
The following table summarizes amounts recognized in net loss and OCI for the DB Pension Plans and the OPEB Plans for the years ended December 31, 2020 and 2019:

	DB Pension Plans		OPEB Plans
($ millions)	2020	2019	2020	2019
Amounts recognized in net loss
Current service cost	—	—	9	10
Past service cost	—	3	—	(29)
Net Interest cost	—	—	6	7
Benefit cost	—	3	15	(12)
Remeasurements
Actuarial gain due to liability experience	—	—	(1)	(1)
Actuarial loss due to liability assumption changes	4	9	14	20
Gain on plan assets	(3)	(16)	—	—
Remeasurement effects recognized in OCI	1	(7)	13	19

Disclosure of actuarial assumptions and sensitivity analysis
The following long-term assumptions were used to estimate the value of the defined benefit obligations, the plan assets and the OPEB Plans:

Assumptions	DB Pension Plans		OPEB Plans
(percent)	2020	2019	2020	2019
Discount rate for benefit expense and obligation	0.8 - 3.2	2.3 - 4.2	2.5 - 3.2	3.0 -3.7
Rate of compensation expense	3.5	3.5	N/A	N/A
The sensitivity of the defined benefit and OPEB obligations to changes in relevant actuarial assumption is shown below:

Sensitivity Analysis	DB Pension Plans		OPEB Plans
($ millions)	1% increase	1% decrease	1% increase	1% decrease
Discount rate	(5)	6	(25)	31
Health care cost trend rate	N/A	N/A	25	(22)